Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Impact of the Pandemic

A novel strain of coronavirus (“COVID-19”) was declared a global pandemic by the World Health Organization on March 11, 2020. We have been closely monitoring the COVID-19 pandemic and its impact on our operations and we have taken steps intended to minimize the risk to our employees and customers. If the COVID-19 pandemic continues for a further extended period, we may incur significant losses and financial assistance may be required. Going forward, the Company is unable to determine the extent to which the COVID-19 pandemic will affect its business. The nature and effect of the COVID-19 pandemic on our condensed consolidated balance sheet and results of operations will depend on the severity and length of the pandemic in our service areas; government activities to mitigate the pandemic’s effect; regulatory changes in response to the pandemic; and potential government assistance that may be provided.

Note 15 – Subsequent Events

In July 2021, Evolve Bank and Trust Company and the Small Business Administration forgave $103,900 Paycheck Protection Program Loans (PPP Loans) and related interest.

For the period July 1, 2021 through September 30, 2021, the former Parent, Rennova, has advanced funds and paid expenses of the Company in the amount of $151,452. This is included as a liability.